Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total current					$ 9,000	$ 22,000
Total deferred					4,000	(6,000)
Total income tax expense					13,000	16,257
U.S. Federal [Member]
Total current
Total deferred
U.S. State and Local [Member]
Total current					8,000	13,000
Total deferred
Australia [Member]
Total current					1,000	9,000
Total deferred					$ 4,000	$ (6,000)